CAPITAL STOCK	12 Months Ended
Jan. 03, 2015
Equity [Abstract]
CAPITAL STOCK
CAPITAL STOCK
EARNINGS PER SHARE — The following table reconciles net earnings attributable to common shareowners and the weighted average shares outstanding used to calculate basic and diluted earnings per share for the fiscal years ended January 3, 2015, December 28, 2013, and December 29, 2012.
Earnings per Share Computation:

	2014	2013	2012
Numerator (in millions):
Net earnings from continuing operations attributable to common shareowners	$857.2	$520.0	$458.1
Net (loss) earnings from discontinued operations	(96.3)	(29.7)	425.7
Net earnings attributable to common shareowners	$760.9	$490.3	$883.8
Less: Earnings attributable to participating restricted stock units (“RSU’s”)	—	0.2	1.2
Net Earnings — basic	$760.9	$490.1	$882.6
Net Earnings — diluted	$760.9	$490.3	$883.8

	2014	2013	2012
Denominator (in thousands):
Basic earnings per share –– weighted-average shares	156,090	155,237	163,067
Dilutive effect of stock options and awards	3,647	3,539	3,634
Diluted earnings per share –– weighted-average shares	159,737	158,776	166,701

	2014	2013	2012
Earnings (loss) per share of common stock:
Basic earnings (loss) per share of common stock:
Continuing operations	$5.49	$3.35	$2.81
Discontinued operations	(0.62)	(0.19)	2.61
Total basic earnings per share of common stock	$4.87	$3.16	$5.41
Diluted earnings (loss) per share of common stock:
Continuing operations	$5.37	$3.28	$2.75
Discontinued operations	(0.60)	(0.19)	2.55
Total dilutive earnings per share of common stock	$4.76	$3.09	$5.30

The following weighted-average stock options and warrants were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive (in thousands):

	2014	2013	2012
Number of stock options	634	307	1,825
Number of stock warrants	—	—	3,419

During August and September 2012, 4,938,624 stock warrants expired which were associated with the $320.0 million convertible notes that matured in May 2012. No shares were issued upon their expiration as the warrants were out of the money.

As described in detail below, under "Other Equity Arrangements", the Company issued Equity Units comprised of $345.0 million of Notes and Equity Purchase Contracts, which obligate the holders to purchase on November 17, 2016, for $100, between 1.0122 and 1.2399 shares of the Company’s common stock. The shares related to the Equity Purchase Contracts were anti-dilutive during 2014. Upon the November 17, 2016 settlement date, the Company will issue approximately 3.5 to 4.3 million shares of common stock, subject to customary anti-dilution adjustments, and expects to receive additional cash proceeds of $345.0 million.

As of January 3, 2015 and December 28, 2013, there were no shares related to stock warrants included in the calculation of diluted earnings per share as the warrants expired in the third quarter of 2012.
COMMON STOCK SHARE ACTIVITY — Common stock share activity for 2014, 2013 and 2012 was as follows:

	2014	2013	2012
Outstanding, beginning of year	155,479,230	159,952,027	169,046,961
Shares issued, other	—	—	814,693
Issued from treasury	1,986,796	3,828,056	3,344,163
Returned to treasury	(340,576)	(8,300,853)	(13,253,790)
Outstanding, end of year	157,125,450	155,479,230	159,952,027
Shares subject to the forward share purchase contract	(1,603,822)	—	(5,581,400)
Outstanding, less shares subject to the forward share purchase contract	155,521,628	155,479,230	154,370,627

In October 2014, the Company entered into a forward share purchase contract on its common stock. The contract obligates the Company to pay $150.0 million, plus an additional amount related to the forward component of the contract, to the financial institution counterparty not later than October 2016, or earlier at the Company’s option, for the 1,603,822 shares purchased. The reduction of common shares outstanding was recorded at the inception of the forward share purchase contract and factored into the calculation of weighted average shares outstanding at that time.
In April 2013, the Company received 617,037 shares upon settlement of the capped call options purchased in November 2012.
In December 2012, upon executing an accelerated share repurchase contract, the Company received 9,345,794 shares. The Company received an additional 1,608,695 shares upon settlement of the contract in April 2013. For further detail on these transactions, see "Other Equity Arrangements" below.
The Company also repurchased approximately three million shares of common stock during the second quarter of 2012.
In 2011, the Company entered into a forward share purchase contract on its common stock. The contract obligated the Company to pay $350.0 million, plus an additional amount related to the forward component of the contract, to the financial institution counterparty not later than August 2013, or earlier at the Company’s option, for the 5,581,400 shares purchased. The reduction of common shares outstanding was recorded at the inception of the forward share purchase contract and factored into the calculation of weighted average shares outstanding at that time. The Company elected to prepay the forward share purchase contract for $362.7 million in January 2013. In August 2013, the Company physically settled the contract, receiving 5,581,400 shares and $18.8 million from the financial institution counterparty representing a purchase price adjustment. These shares have been reflected as "Returned to treasury" in the table above.
COMMON STOCK RESERVED — Common stock shares reserved for issuance under various employee and director stock plans at January 3, 2015 and December 28, 2013 are as follows:

	2014	2013
Employee stock purchase plan	2,286,365	2,414,509
Other stock-based compensation plans	10,164,264	13,143,201
Total shares reserved	12,450,629	15,557,710

PREFERRED STOCK PURCHASE RIGHTS — Each outstanding share of common stock has a 1 share purchase right. Each purchase right may be exercised to purchase one two-hundredth of a share of Series A Junior Participating Preferred Stock at an exercise price of $220.00, subject to adjustment. The rights, which do not have voting rights, expire on March 10, 2016, and may be redeemed by the Company at a price of $0.01 per right at any time prior to the tenth day following the public announcement that a person has acquired beneficial ownership of 15% or more of the outstanding shares of common stock. In the event that the Company is acquired in a merger or other business combination transaction, provision shall be made so that each holder of a right (other than a holder who is a 14.9%-or-more shareowner) shall have the right to receive, upon exercise thereof, that number of shares of common stock of the surviving Company having a market value equal to two times the exercise price of the right. Similarly, if anyone becomes the beneficial owner of more than 15% of the then outstanding shares of common stock (except pursuant to an offer for all outstanding shares of common stock which the independent directors have deemed to be fair and in the best interest of the Company), provision will be made so that each holder of a right (other than a holder who is a 14.9%-or-more shareowner) shall thereafter have the right to receive, upon exercise thereof, common stock (or, in certain circumstances, cash, property or other securities of the Company) having a market value equal to two times the exercise price of the right. At January 3, 2015, there were 155,521,628 outstanding rights.

STOCK-BASED COMPENSATION PLANS — The Company has stock-based compensation plans for salaried employees and non-employee members of the Board of Directors. The plans provide for discretionary grants of stock options, restricted stock units and other stock-based awards.
The plans are generally administered by the Compensation and Organization Committee of the Board of Directors, consisting of non-employee directors.
Stock Option Valuation Assumptions: Stock options are granted at the fair market value of the Company’s stock on the date of grant and have a 10-year term. Generally, stock option grants vest ratably over 4 years from the date of grant.
The following describes how certain assumptions affecting the estimated fair value of stock options are determined: the dividend yield is computed as the annualized dividend rate at the date of grant divided by the strike price of the stock option; expected volatility is based on an average of the market implied volatility and historical volatility for the 5.25 year expected life; the risk-free interest rate is based on U.S. Treasury securities with maturities equal to the expected life of the option; and a seven percent forfeiture rate is assumed. The Company uses historical data in order to estimate forfeitures and holding period behavior for valuation purposes.
The fair value of stock option grants is estimated on the date of grant using the Black-Scholes option pricing model. The following weighted average assumptions were used to value grants made in 2014, 2013 and 2012.

	2014	2013	2012
Average expected volatility	27.0%	35.0%	35.6%
Dividend yield	2.2%	2.5%	2.8%
Risk-free interest rate	1.8%	1.6%	0.8%
Expected term	5.3 years	5.3 years	5.5 years
Fair value per option	$19.98	$20.70	$17.47
Weighted average vesting period	2.8 years	2.8 years	2.3 years

Stock Options:
The number of stock options and weighted-average exercise prices are as follows:

	2014		2013		2012
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	7,429,262	$61.69	9,056,493	$56.90	10,444,660	$52.47
Granted	983,750	95.18	961,250	79.72	1,106,075	70.66
Exercised	(953,940)	54.02	(2,414,697)	50.75	(2,258,598)	43.07
Forfeited	(134,991)	85.01	(173,784)	80.97	(235,644)	68.48
Outstanding, end of year	7,324,081	$67.01	7,429,262	$61.69	9,056,493	$56.90
Exercisable, end of year	5,146,400	$59.81	5,310,381	$57.10	5,515,617	$52.97

At January 3, 2015, the range of exercise prices on outstanding stock options was $30.03 to $95.18. Stock option expense was $16.5 million, $21.4 million and $26.6 million for the years ended January 3, 2015, December 28, 2013 and December 29, 2012, respectively. At January 3, 2015, the Company had $29.2 million of unrecognized pre-tax compensation expense for stock options. This expense will be recognized over the remaining vesting periods which are 2.7 years on a weighted average basis.
During 2014, the Company received $51.5 million in cash from the exercise of stock options. The related tax benefit from the exercise of these options is $10.6 million. During 2014, 2013 and 2012, the total intrinsic value of options exercised was $33.7 million, $72.0 million and $69.1 million, respectively. When options are exercised, the related shares are issued from treasury stock.
ASC 718, “Compensation — Stock Compensation,” requires the benefit arising from tax deductions in excess of recognized compensation cost to be classified as a financing cash flow. To quantify the recognized compensation cost on which the excess tax benefit is computed, both actual compensation expense recorded and pro-forma compensation cost reported in disclosures are considered. An excess tax benefit is generated on the extent to which the actual gain, or spread, an optionee receives upon exercise of an option exceeds the fair value determined at the grant date; that excess spread over the fair value of the option times the applicable tax rate represents the excess tax benefit. In 2014, 2013 and 2012, the Company reported $7.3 million, $15.2 million and $15.1 million, respectively, of excess tax benefits as a financing cash flow within the proceeds from issuance of common stock caption.
Outstanding and exercisable stock option information at January 3, 2015 follows:

	Outstanding Stock Options			Exercisable Stock Options
Exercise Price Ranges	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price
$35.00 and below	495,698	2.11	$30.78	495,698	2.11	$30.78
$35.01 — 50.00	260,943	4.09	48.60	260,943	4.09	48.60
$50.01 — higher	6,567,440	6.32	70.48	4,389,759	4.97	63.75
	7,324,081	5.95	$67.01	5,146,400	4.65	$59.81

Compensation cost for new grants is recognized on a straight-line basis over the vesting period. The expense for retirement eligible employees (those aged 55 and over and with 10 or more years of service) is recognized by the date they become retirement eligible, as such employees may retain their options for the 10 year contractual term in the event they retire prior to the end of the vesting period stipulated in the grant.
Employee Stock Purchase Plan:
The Employee Stock Purchase Plan (“ESPP”) enables eligible employees in the United States and Canada to subscribe at any time to purchase shares of common stock on a monthly basis at the lower of 85.0% of the fair market value of the shares on the grant date ($77.16 per share for fiscal year 2014 purchases) or 85.0% of the fair market value of the shares on the last business day of each month. A maximum of 6,000,000 shares are authorized for subscription. During 2014, 2013 and 2012, 128,144 shares, 172,259 shares and 222,123 shares respectively, were issued under the plan at average prices of $71.69, $58.59, and $49.15 per share, respectively and the intrinsic value of the ESPP purchases was $1.9 million, $3.7 million and $4.7 million, respectively. For 2014, the Company received $9.2 million in cash from ESPP purchases, and there is no related tax benefit. The fair value of ESPP shares was estimated using the Black-Scholes option pricing model. ESPP compensation cost is recognized ratably over the one-year term based on actual employee stock purchases under the plan. The fair value of the employees’ purchase rights under the ESPP was estimated using the following assumptions for 2014, 2013 and 2012, respectively: dividend yield of 2.5%, 2.5% and 2.4%; expected volatility of 25.0%, 28.0% and 34.0%; risk-free interest rates of 0.1% for all three years; and expected lives of one year. The weighted average fair value of those purchase rights granted in 2014, 2013 and 2012 was $17.10, $24.07 and $25.23, respectively. Total compensation expense recognized for ESPP amounted to $2.1 million for 2014, $4.3 million for 2013, and $5.5 million for 2012.
Restricted Share Units and Awards:
Compensation cost for restricted share units and awards, including restricted shares granted to French employees in lieu of RSU’s, (collectively “RSU’s”) granted to employees is recognized ratably over the vesting term, which varies but is generally 4 years. RSU grants totaled 559,955 shares, 368,059 shares and 445,958 shares in 2014, 2013 and 2012, respectively. The weighted-average grant date fair value of RSU’s granted in 2014, 2013 and 2012 was $93.67, $80.68 and $70.30 per share, respectively.
Total compensation expense recognized for RSU’s amounted to $26.0 million, $32.6 million and $34.8 million, in 2014, 2013 and 2012 respectively. The actual tax benefit received in the period the shares were delivered was $12.6 million. The excess tax benefit recognized was $3.5 million, $4.9 million, and $3.7 million in 2014, 2013 and 2012, respectively. As of January 3, 2015, unrecognized compensation expense for RSU’s amounted to $66.7 million and this cost will be recognized over a weighted-average period of 3.7 years.
A summary of non-vested restricted stock unit and award activity as of January 3, 2015, and changes during the twelve month period then ended is as follows:

	Restricted Share Units & Awards	Weighted Average Grant Date Fair Value
Non-vested at December 28, 2013	1,750,369	$68.19
Granted	559,955	93.67
Vested	(753,481)	85.55
Forfeited	(62,300)	79.11
Non-vested at January 3, 2015	1,494,543	$77.16

The total fair value of shares vested (market value on the date vested) during 2014, 2013 and 2012 was $64.5 million, $63.0 million and $37.8 million, respectively.
Non-employee members of the Board of Directors received restricted share-based grants which must be cash settled and accordingly mark-to-market accounting is applied. Additionally, the Board of Directors were granted restricted share units for which compensation expense of $1.1 million was recognized for 2014, 2013 and 2012.
Long-Term Performance Awards:
The Company has granted Long Term Performance Awards (“LTIPs”) under its 2009 and 2013 Long Term Incentive Plans to senior management employees for achieving Company performance measures. Awards are payable in shares of common stock, which may be restricted if the employee has not achieved certain stock ownership levels, and generally no award is made if the employee terminates employment prior to the payout date. LTIP grants were made in 2012, 2013 and 2014. Each grant has separate annual performance goals for each year within the respective three year performance period. Earnings per share and return on capital employed or cash flow return on investment represent 75% of the share payout of each grant. There is a third market-based element, representing 25% of the total grant, which measures the Company’s common stock return relative to peers over the performance period. The ultimate delivery of shares will occur in 2015, 2016 and 2017 for the 2012, 2013 and 2014 grants, respectively. Total payouts are based on actual performance in relation to these goals.
In 2010, the Company initiated a Working Capital Incentive Plan under its 2009 Long Term Incentive Plan. The program provided executives the opportunity to receive stock in the event certain working capital turn objectives were achieved by June of 2013 and sustained for a period of at least six months. The ultimate issuance of shares occurred in the third quarter of 2013 based on actual performance during the performance period.
Expense recognized for these performance awards amounted to $11.4 million in 2014, $9.4 million in 2013, and $19.1 million in 2012. With the exception of the market-based award, in the event performance goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed.
A summary of the activity pertaining to the maximum number of shares that may be issued is as follows:

	Share Units	Weighted Average Grant Date Fair Value
Non-vested at December 28, 2013	852,949	$71.70
Granted	299,150	75.13
Vested	(87,017)	68.97
Forfeited	(217,109)	69.50
Non-vested at January 3, 2015	847,973	$73.76

OTHER EQUITY ARRANGEMENTS

In November 2013, the Company purchased from certain financial institutions “out-of-the-money” capped call options on 12.2 million shares of its common stock (subject to customary anti-dilution adjustments) for an aggregate premium of $73.5 million, or an average of $6.03 per share. The purpose of the capped call options is to hedge the risk of stock price appreciation between the lower and upper strike prices of the capped call options. In accordance with ASC 815-40 the premium paid was recorded as a reduction of Shareowners’ equity. The contracts for the options provide that they may, at the Company’s election, subject to certain conditions, be cash settled, physically settled, modified-physically settled, or net-share settled (the default settlement method). The capped call options have various expiration dates ranging from July 2015 through September 2016 and initially had an average lower strike price of $86.07 and an average upper strike price of $106.56, subject to customary market adjustments. As of January 3, 2015, due to customary market adjustments, the lower and upper strike prices are $86.03 and $106.51. The aggregate fair value of the options at January 3, 2015 was $123.3 million. On February 10, 2015, the Company net-share settled 9.1 million of the 12.2 million capped call options on its common stock and received 911,077 shares using an average reference price of $96.46 per common share. Additionally, the Company purchased directly from the counterparties participating in the net-share settlement, 3,381,162 shares for $326.1 million, equating to an average price of $96.46 per share.

In December 2012, the Company entered into a forward starting accelerated share repurchase (“ASR”) contract with certain financial institutions to purchase $850.0 million of the Company's common stock. The Company paid $850.0 million to the financial institutions and received an initial delivery of 9.3 million shares, which reduced the Company's shares outstanding at December 29, 2012. The value of the initial shares received on the date of purchase was $680.0 million, reflecting a $72.76 price per share which was recorded as a treasury share purchase for purposes of calculating earnings per share. In accordance with ASC 815-40, the Company recorded the remaining $170.0 million as a forward contract indexed to its own common stock in additional paid in capital. In April 2013, the Company settled the contract and received 1.6 million shares determined by the average price per share paid by the financial institutions during the purchase period. The average price is calculated using the volume weighted average price ("VWAP") of the Company's stock (inclusive of a VWAP discount) during that period.

In November 2012, the Company purchased from certain financial institutions “out-of-the-money” capped call options, subject to adjustments for standard anti-dilution provisions, on 10.1 million shares of its common stock for an aggregate premium of $29.5 million, or an average of $2.92 per share. The purpose of the capped call options was to reduce share price volatility on potential future share repurchases. In accordance with ASC 815-40 the premium paid was recorded as a reduction of Shareowners’ equity. The average lower strike price was $71.43 and the average upper strike price was $79.75, subject to customary market adjustments. The capped call options were net-share settled and the Company received 0.6 million shares in April 2013. The Company recorded the receipt of treasury shares at fair value upon settlement.
Equity Units and Capped Call Transactions

As described more fully in Note H, Long-Term Debt and Financing Arrangements, in December 2013, the Company issued Equity Units comprised of $345.0 million of Notes and Equity Purchase Contracts. The Equity Purchase Contracts obligate the holders to purchase on November 17, 2016, for $100, between 1.0122 and 1.2399 shares of the Company’s common stock, which are equivalent to an initial settlement price of $98.80 and $80.65, respectively, per share of common stock. As of January 3, 2015, due to customary anti-dilution provisions, the settlement rate on the Equity Units Stock was 1.0126 (equivalent to a conversion price of approximately$98.75 per common share). Upon the November 17, 2016 settlement date, the Company will issue approximately 3.5 to 4.3 million shares of common stock, subject to customary anti-dilution adjustments, and expects to receive additional cash proceeds of $345.0 million. If a fundamental change occurs, in certain circumstances, the number of shares of common stock deliverable upon settlement of the Equity Purchase Contracts will be increased by the make-whole amount, resulting in the issuance of a maximum of approximately 6.1 million shares of common stock. Holders may elect to settle their Equity Purchase Contracts early in cash prior to November 17, 2016.

Contemporaneously with the issuance of the Equity Units described above, the Company paid $9.7 million, or an average of $2.77 per option, to enter into capped call transactions on 3.5 million shares of common stock with a major financial institution. The purpose of the capped call transactions is to offset the potential economic dilution associated with the common shares issuable upon the settlement of the Equity Purchase Contracts. With respect to the impact on the Company, the capped call transactions and Equity Units, when taken together, result in the economic equivalent of having the conversion price on Equity Units at$112.86, the upper strike of the capped call (as of January 3, 2015). Refer to Note H, Long-Term Debt and Financing Arrangements. In accordance with ASC 815-40, the $9.7 million premium paid was recorded as a reduction to equity.

The capped call transactions cover, subject to customary anti-dilution adjustments, the number of shares equal to the number of shares issuable upon settlement of the Equity Purchase Contracts at the 1.0122 minimum settlement rate. The capped call transactions have a term of approximately three years and initially have a lower strike price of $98.80, which corresponds to the minimum settlement rate of the Equity Purchase Contracts, and an upper strike price of $112.91, which is approximately 40% higher than the closing price of the Company’s common stock on November 25, 2013, and are subject to customary anti-dilution adjustments. The capped call transactions may be settled by net share settlement (the default settlement method) or, at the Company’s option and subject to certain conditions, cash settlement, physical settlement or modified physical settlement. The aggregate fair value of the options at January 3, 2015 was $15.8 million.
Convertible Preferred Units and Equity Option

As described more fully in Note H, Long-Term Debt and Financing Arrangements, in November 2010, the Company issued Convertible Preferred Units comprised of $632.5 million of Notes due November 17, 2018 and Purchase Contracts. There have been no changes to the terms of the Convertible Preferred Units. The Purchase Contracts obligate the holders to purchase, on the earlier of (i) November 17, 2015 (the Purchase Contract Settlement date) or (ii) the triggered early settlement date, 6.3 million shares, for $100 per share, of the Company’s 4.75% Series B Cumulative Convertible Preferred Stock (the “Convertible Preferred Stock”), resulting in cash proceeds to the Company of up to $632.5 million.

Following the issuance of Convertible Preferred Stock upon settlement of a holder’s Purchase Contracts, a holder of Convertible Preferred Stock may, at its option, at any time and from time to time, convert some or all of its outstanding shares of Convertible Preferred Stock at a conversion rate of 1.3333 shares of the Company’s common stock per share of Convertible Preferred Stock (subject to customary anti-dilution provisions), which is equivalent to an initial conversion price of approximately $75.00 per share of common stock. Assuming conversion of the 6.3 million shares of Convertible Preferred Stock at the 1.3333 initial conversion rate a total of 8.4 million shares of the Company’s common stock may be issued upon conversion. As of January 3, 2015, due to the customary anti-dilution provisions, the conversion rate on the Convertible Preferred Stock was 1.3684 (equivalent to a conversion price of approximately $73.08 per common share). In the event that holders elect to settle their Purchase Contracts prior to November 17, 2015, the Company will deliver a number of shares of Convertible Preferred Stock equal to 85% of the Purchase Contracts tendered, together with cash in lieu of fractional shares. Upon a conversion on or after November 15, 2017 the Company may elect to pay or deliver, as the case may be, solely shares of common stock, together with cash in lieu of fractional shares (“physical settlement”), solely cash (“cash settlement”), or a combination of cash and common stock (“combination settlement”). The Company may redeem some or all of the Convertible Preferred Stock on or after December 22, 2015 at a redemption price equal to 100% of the $100 liquidation preference per share plus accrued and unpaid dividends to the redemption date.
In November 2010, contemporaneously with the issuance of the Convertible Preferred Units described above, the Company paid $50.3 million, or an average of $5.97 per option, to enter into capped call transactions (equity options) on 8.4 million shares of common stock with certain major financial institutions. The purpose of the capped call transactions is to offset the common shares that may be deliverable upon conversion of shares of Convertible Preferred Stock. With respect to the impact on the Company, the capped call transactions and the Convertible Preferred Stock, when taken together, result in the economic equivalent of having the conversion price on the Convertible Preferred Stock at $95.44, the upper strike price of the capped call (as of January 3, 2015). Refer to Note H, Long-Term Debt and Financing Arrangements. In accordance with ASC 815-40 the $50.3 million premium paid was recorded as a reduction to equity.

The capped call transactions cover, subject to customary anti-dilution adjustments, the number of shares of common stock equal to the number of shares of common stock underlying the maximum number of shares of Convertible Preferred Stock issuable upon settlement of the Purchase Contracts. Each of the capped call transactions has a term of approximately five years and initially had a lower strike price of $75.00, which corresponded to the initial conversion price of the Convertible Preferred Stock, and an upper strike price of $97.95, which was approximately 60% higher than the closing price of the common stock on November 1, 2010. The capped call transactions may be settled by net share settlement (the default settlement method) or, at the Company’s option and subject to certain conditions, cash settlement, physical settlement or modified physical settlement. The aggregate fair value of the options at January 3, 2015 was $141.1 million.